FAIR VALUE MEASUREMENT (Schedule of Main Assumptions) (Details) - Financial Instruments [Member]	6 Months Ended
Jun. 30, 2020 $ / shares
Disclosure of detailed information about financial instruments [line items]
Price per share	$ 1.84
Volatility	67.00%
Expected dividend	0.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected term (years)	2 years 6 months
Risk free interest rate	0.16%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected term (years)	2 years 8 months 12 days
Risk free interest rate	0.18%